PREPAID EXPENSES AND OTHER RECEIVABLES (Details) - USD ($)		Dec. 31, 2018		Mar. 31, 2018		Mar. 31, 2017
Prepaid Expense And Other Receivables [Line Items]
Prepaid materials		$ 1,526,304	[1]	$ 86,957	[1]	$ 68,484
Prepaid expenses		202,962		301,104		0
Prepaid insurance		74,828		36,497		136,896
Sales taxes receivable	[2]	27,862		9,097		22,667
Prepaid Expense and Other Receivables		$ 1,831,956		$ 433,655		$ 228,047

[1]	Prepaid materials represent material deposits paid to our outsource manufacturing partner and other vendors for the production of our InMotion clinic line units.
[2]	Sales tax receivable represents net harmonized sales taxes (HST) input tax credits receivable from the Government of Canada.